Accrued liabilities and other liabilities - Schedule of Accrued Liabilities and Other Liabilities (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities
Provision for reserve for inventory purchase commitments	$ 3,904		$ 9,816
Foundry service
Accrued Liabilities and Other Liabilities
Purchase obligation	136,134	$ 97,709
Provision for reserve for inventory purchase commitments	$ 3,904	$ 0	$ 9,816